Loans and borrowings - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure In Entirety Of Trade Financing [Line Items]
Repayment of trade financing	$ (21,677,075)
Proceeds from trade financing	21,677,075
Floating interest rate [member] | Trade Financing [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Repayment of trade financing	21,677,075
Proceeds from trade financing	21,677,075
Floating interest rate [member] | Trade Financing [Member] | Trade Receivables Pledged [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings notional amount	$ 14,500,000
Floating interest rate [member] | Bottom of range [member] | Trade Financing [Member] | Reverse Factoring Arrangement [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	120 days
Floating interest rate [member] | Top of range [member] | Trade Financing [Member] | Reverse Factoring Arrangement [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	180 days
Floating interest rate [member] | Hongking Interbank Offer Rate [Member] | Trade Financing [Member] | Reverse Factoring Arrangement [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.00%
Floating interest rate [member] | Hongking Interbank Offer Rate [Member] | Remaining Portion [Member] | Trade Financing [Member] | Trade Receivables Pledged [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%
Floating interest rate [member] | USD Reference Rate [Member] | Remaining Portion [Member] | Trade Financing [Member] | Trade Receivables Pledged [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%